Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Other investments

	2023	2022
(in $ millions)	$	$
Non-current investments
Time deposits	681	774
Debt investments – at FVTPL	247	608
Debt investments – at FVOCI	19	26
Equity investments – at FVTPL	241	334
	1,188	1,742
Current investments
Time deposits	1,544	2,970
Debt investments – at FVTPL	361	164
	1,905	3,134
	3,093	4,876